CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE PREFERRED SHARES.
CONVERTIBLE PREFERRED SHARES

13. CONVERTIBLE PREFERRED SHARES

The Company’s preferred shares activities consist of the following:

	Series A‑1	Series A‑2	Series A‑2‑I	Series A‑3	Series B‑1	Series B‑2	Series C	Series C-1	Series C-2	Series D
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Total
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	equity
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	1,417	27,123	—	—	—	—	—	—	—	—	28,540
Issuance for cash	—	—	—	100,559	—	—	—	—	—	—	100,559
Conversion from convertible loan	—	—	6,250	—	—	—	—	—	—	—	6,250
Issuance cost	—	—	—	(1,000)	—	—	—	—	—	—	(1,000)
Accretion and modification of redeemable convertible preferred shares	—	3,170	345	10,608	—	—	—	—	—	—	14,123
Foreign currency translation adjustment	(82)	(1,678)	(339)	(5,712)	—	—	—	—	—	—	(7,811)
Balance as of December 31, 2017	1,335	28,615	6,256	104,455	—	—	—	—	—	—	140,661
Issuance for cash	—	—	—	—	379,542	321,040	1,737,750	—	—	—	2,438,332
Conversion from convertible loan	—	—	—	—	—	133,168	—	—	—	—	133,168
Issuance costs	—	—	—	—	(8,091)	(3,249)	(6,800)	—	—	—	(18,140)
Accretion and modification of redeemable convertible preferred shares	—	2,024	245	8,328	35,908	25,625	39,002	—	—	—	111,132
Foreign currency translation adjustment	67	1,517	325	5,533	33,362	34,218	(20,543)	—	—	—	54,479
Balance as of December 31, 2018	1,402	32,156	6,826	118,316	440,721	510,802	1,749,409	—	—	—	2,859,632
Issuance for cash	—	—	—	3,038	—	—	—	—	1,500,416	1,343,758	2,847,212
Issuance costs	—	—	—		—	—	—		(2,411)	(7,053)	(9,464)
Redesignated	—	—	—	(11,697)	—	—	(1,755,247)	11,697	1,755,247	—	—
Accretion and modification of redeemable convertible preferred shares	—	2,096	267	8,117	28,944	38,349	5,838	761	244,923	19,461	348,756
Foreign currency translation adjustment	23	554	115	1,802	7,594	8,857	—	221	58,878	(17,977)	60,067
Balance as of December 31, 2019	1,425	34,806	7,208	119,576	477,259	558,008	—	12,679	3,557,053	1,338,189	6,106,203

In March 2015, the Company issued 27,500,000 (pre share split) Series A‑1 convertible preferred shares (“Series A‑1 Preferred Shares”) at US$0.0086 per share to Napa Time Holdings Inc. The total proceeds from the issuance of Series A‑1 Preferred Shares was US$237 (equivalent to RMB1,500). No issuance cost was incurred.

In November 2015, the Company issued 28,750,000 (pre share split) Series A‑2 redeemable convertible preferred shares (“Series A‑2 Preferred Shares”) at US$0.1200 to KIT Cube Limited, among which 3,750,000 Series A‑2 Preferred Shares redesigned from 3,750,000 Series A‑1 Preferred Shares. The total proceeds from the issuance of Series A‑2 Preferred Shares was US$3,000 (equivalent to RMB18,851). No issuance cost was incurred. Additionally, each Series A‑1 Preferred Share and Series A‑2 Preferred Share was splited into 5 shares in May 2016.

In March 2017, the Company issued 16,967,466 Series A‑2‑I redeemable convertible preferred shares (“Series A‑2‑I Preferred Shares”) at US$0.0420 per share to Mr. Luo Shaohu (Note 12). Additionally, the Company issued 275,076,555 Series A‑3 redeemable convertible preferred shares (“Series A‑3 Preferred Shares”) at US$0.0530 per share to Mr. Luo Shaohu, Joy Capital I, L.P., KIT Cube Limited and Ucommune International Limited. The total proceeds from the issuance of Series A‑3 Preferred Shares was US$14,569 (equivalent to RMB100,559). The issuance cost was US$145 (equivalent to RMB1,000).

In February 2018, the Company issued 183,823,115 Series B‑1 redeemable convertible preferred shares (“Series B‑1 Preferred Shares”) at US$0.3264 to CMC Downtown Holdings Limited, Banyan Partners Fund III, L.P., Banyan Partners Fund III‑A, L.P., Joy Capital II, L.P., Vision Plus Capital Fund II, L.P., BAI GmbH, G&M Capital Holding Limited and R Capital Growth Fund LP. The total proceeds from the issuance of Series B‑1 Preferred Shares was US$60,000 (equivalent to RMB379,542). The issuance cost was US$1,214 (equivalent to RMB8,091).

In May 2018, the Company issued 141,000,686 Series B‑2 redeemable convertible preferred shares (“Series B‑2 Preferred Shares”) at US$0.5039 to CMC Downtown Holdings Limited, Banyan Partners Fund III, L.P., Banyan Partners Fund III‑A, L.P., Joy Capital II, L.P., R Capital Growh Fund LP, Vision Plus Capital Fund II, L.P., BAI GmbH, G&M Capital Holding Limited and Internet Fund IV Pte. Ltd., of which 41,777,981 Series B‑2 Preferred Shares were issued upon the conversion of the 2018 Convertible Loan (Note 11). The total proceeds from the issuance of Series B‑2 Preferred Shares was US$50,000 (equivalent to RMB321,040). The issuance cost was US$501 (equivalent to RMB3,249).

In September 2018, the Company issued 226,297,396 Series C redeemable convertible preferred shares (“Series C Preferred Shares”) at US$1.1047 to Internet Fund IV Pte. Ltd. The total proceeds from the issuance of Series C Preferred Shares was US$250,000 (equivalent to RMB1,737,750). The issuance cost was US$1,000 (equivalent to RMB6,800).

In January 2019, the Company redesignated 27,155,688 Series A-3 redeemable convertible preferred shares (“Series A-3 Preferred Shares”) from Joy Capital I, L.P. to 27,155,688 Series C-1 redeemable convertible preferred shares (“Series C-1 Preferred Shares”) to Success Golden Group Limited, an associated company of Joy Capital I, L.P. The key terms of Series C-1 Preferred Shares including redemption, conversion, dividend and liquidation, are the same as Series A-3 Preferred Shares.

In January 2019, the Company issued 198,222,513 Series C-2 redeemable convertible preferred shares (“Series C-2 Preferred Shares”) at US$1.1047 to Antfin (Hong Kong) Holding Limited, Ducati Investment Limited, Joy Capital Opportunity, L P., CMC Downtown Holdings Limited, Banyan Partners Fund III, L.P., and Banyan Partners Fund III-A, L.P. The total proceeds from the issuance of Series C-2 Preferred Shares was US$218,985 (equivalent to RMB1,500,416). The issuance cost was RMB2,411. The Company also redesignated 226,297,396 Series C Preferred Shares to 226,297,396 Series C-2 Preferred Shares. The key terms of Series C-2 Preferred Shares including redemption, conversion, dividend and liquidation, are the same as Series C Preferred Shares.

In August 2019, the Company received cash proceeds in the amount of $431 (equivalent to RMB3,038) from a third party individual for the subscription of 8,144,384 Series A-3 preferred shares, pursuant to a Series A-3 preferred shares agreement in November 2017.

In October 2019, the Company issued 136,474,737 Series D redeemable convertible preferred shares (“Series D Preferred Shares”) at US$1.3922 to CMC Downtown II Holdings Limited and Juneberry Investment Holdings Limited. The total proceeds from the issuance of Series D Preferred Shares was US$190,000 (equivalent to RMB1,343,758). The issuance cost was RMB7,053.

The Company classified Series A-1 Preferred Shares, Series A-2 Preferred Shares, Series A-2-I Preferred Shares, Series A-3 Preferred Shares, Series B-1 Preferred Shares, Series B-2 Preferred Shares and Series C Preferred Shares, Series C-1 Preferred Shares, Series C-2 Preferred Shares and Series D Preferred Shares (collectively “Preferred Shares”) as mezzanine equity on the consolidated balance sheets since they are contingently redeemable at the option of the holders after a specified time period.

The Company evaluated the embedded conversion option in Preferred Shares to determine if the embedded conversion option require bifurcation and accounting for as a derivative. The Company concluded the embedded conversion and redemption option did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the holders in a position not substantially different from net settlement. The Company also determined that there was no beneficial conversion feature attributable to Preferred Shares because the initial effective conversion prices of Preferred Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm. The Company also determined there was no other embedded features to be separated from Preferred Shares.

In addition, the carrying values of the Preferred Shares were accreted from the share issuance dates to the redemption value on the earliest redemption dates. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid‑in capital. Once additional paid‑in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

The rights, preferences and privileges of the redeemable convertible preferred shares are as follows:

Redemption Rights

Prior to the issuance of Series A‑2‑I and Series A‑3 Preferred Shares in March 2017, Series A‑2 Preferred Shares shall be redeemable at the option of holders of the Series A‑2 Preferred Shares if:

(1)

At any time after the fifth (5th) anniversary of the issuance date of Series A‑2, if the Company has not consummated a Qualified IPO by then. The redemption price equals to the amount at the issuance price of Series A‑2 Preferred Shares plus an annual internal rate of return of twelve percent (12%), plus all accrued but unpaid dividends from the issuance date of Series A‑2 Preferred Shares until the date of receipt by the preferred shareholder of the full redemption price.

(2)

In the event that (i) the Company has fulfilled the conditions for Qualified IPO approved by the Director designated by the Series A‑2 Preferred Shareholder, however, the Company has failed to consummate the Qualified IPO due to certain circumstances caused by any members other than the Series A‑2 Preferred Shareholder. The Company and the members other than Series A‑2 Preferred Shareholder shall redeem all or part of the then outstanding Series A‑2 Preferred Shares. The redemption price equals to the higher of: (A) the amount at the issuance price of Series A‑2 plus an annual internal rate of return of twenty five percent (25%), plus all accrued but unpaid dividends from the issuance date of Series A‑2 Preferred Shares until the date of receipt by the holder the full redemption price, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions; and (B) fair market value of the Series A‑2 Preferred Shares of the Company evaluated by the international recognized third party investment bank.

Upon the issuance of Series A‑2‑I and A‑3 Preferred Shares in March 2017, the redemption term of Series A‑2 Preferred Shares were modified to be the same as Series A‑2‑I and A‑3 Preferred Shares, in which they were redeemable at the option of holders of these preferred shares if: At any time after the fifth (5th) anniversary of the issuance date of Preferred Shares Series A‑3, if the Company has not consummated a Qualified IPO by then. The redemption price equals to the amount at the issuance price of Series A‑2 Preferred Shares plus an annual internal rate of return of twelve percent (12%), plus all accrued but unpaid dividends from the respective issuance date of preferred shares until the date of receipt by the holder of the full respective redemption price.

In association with the issuance of the Series B‑1 Preferred Shares in February 2018, the redemption term of Series A‑2, A‑2‑I and A‑3 Preferred Shares were modified to be the same as Series B‑1 Preferred Shares, in which they were redeemable at the option of holders of these preferred shares if: (A) At any time after the fifth (5th) anniversary of the issuance date of Series B‑1 Preferred Shares, if the Company has not consummated a Qualified IPO by then, (B) in the event of any change in the applicable laws of the PRC that invalidates the cooperation documents or results in the Company no longer controlling the domestic companies, or any breach of the cooperation documents, and such invalidity or breach cannot be or is not cured or settled in any manner to the satisfaction of any holder of Preferred Shares within 30 days after the occurrence of such event, or (C) in the event of any material breach of the transaction documents which results in a material adverse effect, and such breach cannot be or is not cured or settled in any manner to the satisfaction of any holder of preferred shares within 30 days after the occurrence of such breach, at the written request to the Company made by the Majority Series A‑2 Shareholders and/or Majority Series A‑3 Shareholders and/or Majority Series A‑2‑I Shareholders and/or any holder of Series B‑1 Preferred Shares holding more than 2% of the then outstanding shares of the Company (on an as converted and fully diluted basis). The redemption price equals to the amount at the issuance price of preferred shares plus an annual internal rate of return of eight percent (8%), plus all accrued but unpaid dividends from the respective issuance date of preferred shares until the date of receipt by the holder of the full respective Redemption Price.

The redemption term of Series B‑2 Preferred Shares were the same as the term of Series A‑2, A‑2‑I, A‑3 and B‑1 Preferred Shares.

In association with the issuance of the Series C Preferred Shares in September 2018, the redemption term of Series A‑2, A‑2‑I, A‑3, B‑1, and B‑2 Preferred Shares were amended to change the term of the fifth (5th) anniversary of the issuance date of Series B‑1 Preferred Shares to after the fifth (5th) anniversary of the issuance date of Series C Preferred Shares.

In association with the issuance of the Series C-2 Preferred Shares In January 2019, the redemption term of Series A-2, A-2-I, A-3, B-1, B-2 and C-1 Preferred Shares were modified to be the same as Series C-2 Preferred Shares, in which they were redeemable at the option of holders of these preferred shares if: (A) At any time after the fifth (5th) anniversary of the First Original Series C-2 Issue Date, if the Company has not consummated a Qualified IPO by then, (B) in the event of any change in the applicable laws of the PRC that invalidates the cooperation documents or results in the Company no longer controlling the domestic companies, or any breach of the cooperation documents, and such invalidity or breach cannot be or is not cured or settled in any manner to the satisfaction of any holder of Preferred Shares within 30 days after the occurrence of such event, or (C) in the event of any material breach of the transaction documents which results in a material adverse effect, and such breach cannot be or is not cured or settled in any manner to the satisfaction of any holder of preferred shares within 30 days after the occurrence of such breach, at the written request to the Company made by the Majority Series A-2 Shareholders and/or Majority Series A-3 Shareholders and/or Majority Series A-2-I Shareholders and/or any holder of Series B-1 Preferred Shares and/or any holder of Series B-2 Preferred Shares and/or any holder of Series C-1 Preferred Shares and/or any holder of Series C-2 Preferred Shares holding more than 2% of the then outstanding shares of the Company (on an as converted and fully diluted basis) and/or Primavera if it holds at least 36,207,583 Series C-2 Preferred Shares originally issued to Primavera (subject to appropriate adjustments for any subsequent bonus issue, share split, consolidation, subdivision, reclassification, recapitalization or similar arrangement). The redemption price equals to the amount at the issuance price of preferred shares plus an annual internal rate of return of eight percent (8%), plus all accrued but unpaid dividends from the respective issuance date of preferred shares until the date of receipt by the holder of the full respective Redemption Price.

The redemption term of Series D Preferred Shares were the same as the term of Series A-2, A-2-I, A-3, B-1, B-2, C-1 and C-2 Preferred Shares.

For the periods presented, the Company concluded that it was probable that Series A-2, A-2-I, A-3, B-1, B-2 and C, C-1, C-2 and D Preferred Shares will become redeemable. The Company accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date using the interest method.

The redemption amount of Series A-2, A-2-I, A-3, B-1, B-2 and C, C-1, C-2 and D Preferred Shares in each of the five years following December 31, 2019 assuming the Company has not consummated a Qualified IPO, are as follows:

Year ending December 31,	RMB
2020	—
2021	—
2022	—
2023	8,174,168

Conversion Rights

Each preferred share is convertible, at the option of the holder, at any time after the date of issuance of such preferred shares according to a conversion ratio, subject to adjustments for share splits, combination, ordinary share dividends, distributions, reorganizations, mergers, consolidations, reclassifications, exchange, substitutions, sale of shares below the conversion price and other dilutive events. Each preferred share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each preferred share is the same as its original issuance price and no adjustments to conversion price have occurred except the conversion price of Series A‑1 and A‑2. Preferred Shares was adjusted from original issuance price of US$0.0086 and US$0.1200 to US$0.0017 and US$0.0240 due to share splits, respectively, in May 2016. As of December 31, 2018 and 2019, each preferred share is convertible into one ordinary share.

Each preferred share shall automatically be converted into ordinary shares, at the then applicable preferred share conversion price (i) upon the closing of a Qualified Initial Public Offering (“Qualified IPO”) or (ii) the date when the Company obtains the vote or consent of Majority Preferred Shareholders voting together as a separate class.

Voting Rights

Each preferred share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as converted basis. Preferred shares shall vote separately as a class with respect to certain specified matters. Otherwise, the holders of preferred shares and ordinary shares shall vote together as a single class.

Dividend Rights

Prior to the issuance of Series A‑2‑I and A‑3 Preferred Shares in March 2017, each holder of a Series A‑2 Preferred Share shall be entitled to receive, on an annual basis, preferential, non‑cumulative dividends at the rate equal to eight percent (8%) of the Original Series A‑2 Preferred Issue Price, payable in cash when and as such cash becomes legally available therefor on parity with each other, prior and in preference to any dividend on any other Shares; provided that such dividends shall be payable only when, as, and if declared by the Board (including the approval of Series A‑2 Preferred Shareholder). All accrued but unpaid dividends shall be paid in cash when and as such cash becomes legally available to the holders of Series A‑2 Preferred Shares immediately prior to the closing of a Qualified IPO or a Liquidation Event. No dividends shall be declared or paid on Series A‑1 Preferred Shares, unless and until all declared dividends on each outstanding Series A‑2 Preferred Share has been paid or set aside for payment to the holders of each outstanding Series A‑2 Preferred Shares.

Upon the issuance of Series A‑2‑I and A‑3 Preferred Shares in March 2017, the dividend term of 8% of the Original Issue Price for Series A‑2 Preferred Shares was removed.

Upon the issuance of Series B‑1 Preferred Shares in February 2018, each holder of the preferred shares shall be entitled to receive, on a pro rata basis, out of any funds legally available therefor, non‑cumulative annual dividends at the simple rate of eight percent (8%) of the applicable Original Preferred Issue Price for each of its preferred shares (as adjusted from time to time for any share splits, share dividends, combinations, recapitalizations and similar transactions) per annum calculated from the closing date, payable if, as and when declared by the Board.

Upon the issuance of Series C-2 and Series D Preferred Shares in January 2019 and in October 2019, each holder of the preferred shares shall be entitled to receive, on a pro rata basis, out of any funds legally available therefor, non-cumulative annual dividends at the simple rate of eight percent (8%) of the applicable Original Preferred Issue Price for each of its preferred shares (as adjusted from time to time for any share splits, share dividends, combinations, recapitalizations and similar transactions) per annum calculated from the closing date, payable if, as and when declared by the Board.

Liquidation Preferences

In the event of liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined in the preferred shares agreements, the assets or surplus funds of the Company available for distribution will be distributed as follows:

(a)

The holders of Series D Preferred Shares are entitled to receive an amount equal to their respective purchase price as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, plus all declared but unpaid dividends (“Liquidation Preference Amount”), in preference to any distribution to any ordinary shareholders and any other preferred shareholders of the Company. If the liquidation amount, based on the assets of the Company or proceeds received by the Company or its shareholders available for distribution to shareholders, that each holder of the Series D Preferred Shares of the Company is entitled to receive per share, if the distribution is made on a pari passu and pro rata basis, will not be less than two point five (2.5) times the purchase price of Series D Preferred Shares (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), the Series D Liquidation Preference Amount shall not apply, and all the assets and proceeds available for distribution shall be allocated to all the holders of the Shares of the Company on a pro‑rata and as‑converted basis.

(b)

After the full payment to the holders of Series D , holders of Series C-2 Preferred Shares are entitled to receive an amount equal to their respective purchase price as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, plus all declared but unpaid dividends (‘‘Liquidation Preference Amount’’), in preference to any distribution to any ordinary shareholders and any other preferred shareholders (except Series D) of the Company. If the liquidation amount, based on the assets of the Company or proceeds received by the Company or its shareholders available for distribution to shareholders, that each holder of the Series C-2 Preferred Shares of the Company is entitled to receive per share, if the distribution is made on a pari passu and pro rata basis, will not be less than two point five (2.5) times the purchase price of Series C-2 Preferred Shares (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), the Series C-2 Liquidation Preference Amount shall not apply, and all the assets and proceeds available for distribution shall be allocated to all the holders of the Shares of the Company on a pro-rata and as-converted basis;

(c)

After the full payment to the holders of Series D and Series C-2 , holders of Series B-2, Series B-1, Series A-3 and Series C-1, Series A-2-I and Series A-2 Preferred Shares shall be entitled to receive a per share amount equal to 150% of the original preferred share issue price of the respective series of Preferred Shares, as adjusted for share dividends, share splits, combinations, recapitalizations and similar transactions, plus all accrued and declared but unpaid dividends thereon, in the sequence of Series B-2, Series B-1, Series A-3 and Series C-1, Series A-2-I and Series A-2 Preferred Shares. If the liquidation amount, based on the assets of the Company or proceeds received by the Company or its shareholders available for distribution to shareholders, that each holder of the Series B-2, Series B-1, Series A-3 and Series C-1, Series A-2-I and Series A-2 Preferred Shares of the Company is entitled to receive per share, if the distribution is made on a pari passu and pro rata basis, will not be less than four to six (4-6) times the purchase price of Series B-2, Series B-1, Series A-3 and Series C-1, Series A-2-I and Series A-2 Preferred Shares (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), the Series B-2, Series B-1, Series A-3 and Series C-1, Series A-2-I and Series A-2 Liquidation Preference Amount shall not apply, and all the assets and proceeds available for distribution shall be allocated to all the holders of the Shares of the Company on a pro-rata and as-converted basis;

(d)

After the full payment to the holders of Series D, Series C-2, Series B-2, Series B-1, Series A-3 and Series C-1, Series A-2-I and Series A-2 Preferred Shares, the holders of Series A-1 Preferred Shares are entitled to receive an amount equal to their respective purchase price as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, plus all declared but unpaid dividends, in preference to any distribution to any ordinary shareholders of the Company, If the liquidation amount, based on the assets of the Company or proceeds received by the Company or its shareholders available for distribution to shareholders, that each holder of the Series A-1 Preferred Shares of the Company is entitled to receive per share, if the distribution is made on a pari passu and pro rata basis, will not be less than four to four (4) times the purchase price of Series B-2, Series A-1 Preferred Shares (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), the Series A-1 Liquidation Preference Amount shall not apply, and all the assets and proceeds available for distribution shall be allocated to all the holders of the Shares of the Company on a pro-rata and as-converted basis.

(e)

After such liquidation amounts have been paid in full, the remaining assets of the Company or proceeds received by the Company or its Shareholders available for distribution to Shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares, on an as-converted basis, together with the holders of the ordinary shares

Upon the issuance of Series B‑1 Preferred Shares in February 2018, the liquidation term of Series A‑1 and A‑3 Preferred Shares were amended to add the term that the holder of Series A‑1 and A‑3 is also entitled to receive per share on a pari passu and pro rata basis will not be less than 4 and 6 times of the original issuance price, respectively, all the assets and proceeds available for distribution shall be allocated to all the holders of the Shares of the Company on a pro‑rata and as‑converted basis. The liquidation term of Series A‑2 Preferred Shares were amended that Series A‑2 Preferred Shares is entitled to receive per share on a pari passu and pro rata basis will not be less from 5 times of the original issuance price to 4 times of original issuance price.

The Company determines whether an amendment or modification to the terms of Series A-1, A-2, A-2-I, A-3, B-1, C-1 and C-2 Preferred Shares represents an extinguishment based on a fair value approach. If the fair value of the preferred shares immediately before and after the amendment is significantly different (by more than 10%), the amendment or modification represents an extinguishment. The Company has determined that the amendment to the terms of Series A-1, A-2, A-2-I, A-3, B-1, C-1 and C-2 Preferred Shares did not represent an extinguishment, and therefore modification accounting was applied by analogy to the modification guidance contained in ASC 718-20, Compensation—Stock Compensation. The Company accounts for modifications that result in an increase to the fair value of the modified preferred shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the preferred shareholders. Modifications that result in a decrease in the fair value of the modified preferred shares were not recognized.